Debt - Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Debt	$ 294,063,000	$ 221,587,000
Secured Promissory Notes [Member]
Line of Credit Facility [Line Items]
Debt	34,171,000	41,900,000
Other Indebtedness [Member]
Line of Credit Facility [Line Items]
Debt	15,892,000	49,687,000
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt	44,000,000
Senior Secured Credit Facility [Member] | Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Debt	$ 200,000,000	$ 130,000,000